COVER PAGE	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	Lumentum Holdings Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36861
Entity Tax Identification Number	47-3108385
Entity Address, Address Line One	1001 Ridder Park Drive
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131
City Area Code	408
Local Phone Number	546-5483
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of each class	Common Stock, par value of $0.001 per share
Trading Symbol(s)	LITE
Name of each exchange on which registered	NASDAQ
Entity Central Index Key	0001633978
Amendment Flag	false